Note 22 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment	$ 32,482		$ 28,831
Other	11,105		8,929
Total Assets	1,515,313		1,251,878
Liabilities
Other borrowed money	61,563		44,000
Other	5,273		2,832
Subordinated debentures	24,229		24,229
Total Liabilities	1,384,807		1,156,186
Stockholders’ equity
Common stock, par value $1; 20,000,000 shares authorized, 9,498,783 and 8,444,908 shares issued and outstanding as of December 31, 2019 and 2018, respectively	9,499		8,445
Paid-in capital	43,667		25,978
Retained earnings	76,978		69,459
Accumulated other comprehensive income/(loss), net of tax	362		(8,190)
Total Stockholder’s Equity	130,506	$ 130,506	95,692	$ 90,322
Total Liabilities and Stockholders’ Equity	1,515,313		1,251,878
Parent Company [Member]
Cash	2,049		937
Premises and equipment	1,171		1,198
Investment in subsidiaries	165,836		117,743
Other	483		236
Total Assets	169,539		120,114
Liabilities
Other borrowed money	14,563
Other	241		193
Subordinated debentures	24,229		24,229
Total Liabilities	39,033		24,422
Stockholders’ equity
Common stock, par value $1; 20,000,000 shares authorized, 9,498,783 and 8,444,908 shares issued and outstanding as of December 31, 2019 and 2018, respectively	9,499		8,445
Paid-in capital	43,667		25,978
Retained earnings	76,978		69,459
Accumulated other comprehensive income/(loss), net of tax	362		(8,190)
Total Stockholder’s Equity	130,506		95,692
Total Liabilities and Stockholders’ Equity	$ 169,539		$ 120,114